Even Keel Managed Risk Fund Class A Shares (EKMRX) Class C (EKMCX) Class F (EKMFX) Class I Shares (EKMIX) Class R-1 Class R-2	Even Keel Opportunities Managed Risk Fund Class A Shares (EKOPX) Class C (EKOCX) Class F (EKOFX) Class I Shares (EKOIX) Class R-1 Class R-2
Even Keel Traveler Managed Risk Fund Class A Shares (EKTMX) Class C (EKTCX) Class F (EKTFX) Class I Shares (EKTIX) Class R-1 Class R-2	Even Keel Explorer Managed Risk Fund Class A Shares (EKEMX) Class C (EKECX) Class F (EKEFX) Class I Shares (EKEIX) Class R-1 Class R-2

PROSPECTUS

January 28, 2015

as amended February 11, 2015

Adviser: Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

www.EvenKeelInvestments.com 1-855-754-7939

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

FUND SUMMARY – EVEN KEEL MANAGED RISK FUND	1
FUND SUMMARY – EVEN KEEL OPPORTUNITIES MANAGED RISK FUND	5
FUND SUMMARY – EVEN KEEL TRAVELER MANAGED RISK FUND	9
FUND SUMMARY – EVEN KEEL EXPLORER MANAGED RISK FUND	13
INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	17
INVESTMENT OBJECTIVE	17
PRINCIPAL INVESTMENT STRATEGIES	17
PRINCIPAL RISKS OF INVESTING IN THE FUNDS	18
TEMPORARY INVESTMENTS	21
PORTFOLIO HOLDINGS INFORMATION	21
MANAGEMENT OF THE FUNDS	21
THE ADVISER	21
PORTFOLIO MANAGERS	21
SHAREHOLDER INFORMATION	22
CHOOSING A SHARE CLASS	22
MORE ABOUT CLASS A SHARES	22
MORE ABOUT CLASS C SHARES	24
MORE ABOUT CLASS I SHARES	24
SHARE PRICE	25
HOW TO PURCHASE SHARES	25
HOW TO REDEEM SHARES	27
TOOLS TO COMBAT FREQUENT TRANSACTIONS	29
DISTRIBUTION OF FUND SHARES	30
THE DISTRIBUTOR	30
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES	31
DISTRIBUTIONS AND TAXES	31
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	31
FINANCIAL HIGHLIGHTS	32
PRIVACY POLICY	40

FUND SUMMARY – EVEN KEEL MANAGED RISK FUND

Investment Objective: The Even Keel Managed Risk Fund (the “Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Managed Risk Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Managed Risk Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 22 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class F	Class I	Class R-1	Class R-2
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00% (1)	1.00% (2)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None	0.50%	0.10%
Other Expenses (3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses(4)	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.06%	1.81%	1.06%	0.81%	1.31%	0.91%
Fee Waiver(5)	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Waiver	0.96%	1.71%	0.96%	0.71%	1.21%	0.81%
(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
(2)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.
(3)	Other expenses are contractually limited to 0.25%.
(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
(5)	Milliman Financial Risk Management LLC, (the “Adviser”) has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.47% of the Fund’s average daily net assets. This waiver will extend at least until January 31, 2016 for the Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Managed Risk Fund to ensure that Other Expenses for the Managed Risk Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example: This Example is intended to help you compare the cost of investing in the Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$667	$883	$1,117	$1,786
Class C	$274	$560	$971	$2,110
Class F	$98	$327	$575	$1,285
Class I	$73	$249	$440	$992
Class R-1	$123	$405	$709	$1,570
Class R-2	$83	$280	$494	$1,110
1

Portfolio Turnover: The Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Managed Risk Fund’s performance. During the most recent fiscal year end, the Managed Risk Fund’s portfolio turnover was 89% of the average value of the portfolio.

Principal Investment Strategies: The Managed Risk Fund is designed to provide investors with risk-managed exposure to large capitalization companies. The Managed Risk Fund will typically invest in equity securities of domestic large capitalization companies, futures contracts on indices consisting of large capitalization companies (such as the S&P 500 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of large capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Managed Risk Fund’s investments. The Managed Risk Fund defines a large capitalization company as one whose market capitalization generally exceeds $10 billion.

The Adviser’s allocations among the Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Fund. The Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The Adviser’s use of a managed risk strategy may limit the Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Managed Risk Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Managed Risk Fund. The Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Managed Risk Fund’s net asset value and performance.

•	Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Managed Risk Fund’s share price and which can have a significant impact on the Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).
•	Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
•	Limited History of Operations: The Managed Risk Fund has a limited history of operations for investors to evaluate.
•	Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Managed Risk Fund invests or sells short may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities market risks may affect the value of securities held by the Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.
•	Underlying Fund Risk: Mutual funds and ETFs in which the Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Managed Risk Fund. As a result, the cost of investing in the Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.
2

Performance: The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Managed Risk Fund. The bar chart shows the performance of Class I shares of the Managed Risk Fund for the first full calendar year since the Managed Risk Fund’s inception. The Average Annual Total Returns table shows how the Managed Risk Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Managed Risk Fund’s past performance, before and after taxes, is not necessarily an indication of how the Managed Risk Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have not yet commenced investment operations no performance information is available at this time.

Class I Shares1

Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 3.29% (for the quarter ended June 30, 2014). The worst performance was (0.95)% (for the quarter ended March 31, 2014).

1.	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses.

Average Annual Total Returns for the periods ended December 31, 2014

	One Year	Life of Fund*
Class I Shares
Return Before Taxes	4.87%	5.94%
Return After Taxes on Distributions(1)	3.91%	5.06%
Return After Taxes on Distributions and Sale of Fund Shares	2.75%	4.13%
Class A Shares
Return Before Taxes	4.64%	5.73%
S&P 500 Total Return Index	13.69%	15.21%
*	The Managed Risk Fund commenced operations November 25, 2013.
(1)	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an index that measures the performance of 500 large-cap companies traded on the New York Stock Exchange or NASDAQ. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Managed Risk Fund's returns, the Index does not reflect any fees or expenses.

3

Adviser: Milliman Financial Risk Management LLC is the Managed Risk Fund’s investment adviser.

Portfolio Managers: Blake Graves and Zack Brown, each a Portfolio Manager of the Adviser, have served as a portfolio managers since the Managed Risk Fund commenced operations in 2013.

Purchase and Sale of Fund Shares: You may conduct transactions by mail (Even Keel Managed Risk Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha NE 68130), or by telephone at 1-855-754-7939. Investors who wish to purchase or redeem Managed Risk Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in the Managed Risk Fund is $2,500 for Class A shares, $1000 for Class C, $1000 for Class F shares, $100,000 for Class I shares, Class R-1 shares and Class R-2 shares do not have an initial investment minimum. There are no minimum subsequent investment requirements. The Managed Risk Fund may waive minimum initial investment requirements in its sole discretion.

Tax Information: Dividends and capital gain distributions you receive from the Managed Risk Fund, whether you reinvest your distributions in additional Managed Risk Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Managed Risk Fund through a broker-dealer or other financial intermediary (such as a bank), the Managed Risk Fund and its related companies may pay the intermediary for the sale of Managed Risk Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Managed Risk Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

FUND SUMMARY – EVEN KEEL OPPORTUNITIES MANAGED RISK FUND

Investment Objective: The Even Keel Opportunities Managed Risk Fund (the “Opportunities Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Opportunities Managed Risk Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunities Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Opportunities Managed Risk Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 22 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class F	Class I	Class R-1	Class R-2
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00% (1)	1.00% (2)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None	0.50%	0.10%
Other Expenses (3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses(4)	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.07%	1.82%	1.07%	0.82%	1.32%	0.92%
Fee Waiver(5)	(0.15)%	(0.15)%	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Waiver	0.92%	1.67%	0.92%	0.67%	1.17%	0.77%
(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
(2)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.
(3)	Other expenses are contractually limited to 0.25%.
(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
(5)	Milliman Financial Risk Management LLC, (the “Adviser”) has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.42% of the Opportunities Managed Risk Fund’s average daily net assets. This waiver will extend at least until January 31, 2016 for the Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Opportunities Managed Risk Fund to ensure that Other Expenses for the Opportunities Managed Risk Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example: This Example is intended to help you compare the cost of investing in the Opportunities Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Opportunities Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunities Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$663	$882	$1,117	$1,793
Class C	$270	$558	$971	$2,125
Class F	$94	$325	$576	$1,292
Class I	$68	$247	$440	$1,000
Class R-1	$119	$404	$709	$1,577
Class R-2	$79	$278	$495	$1,118
5

Portfolio Turnover: The Opportunities Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Opportunities Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Opportunities Managed Risk Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover was 244% of the average value of the portfolio.

Principal Investment Strategies: The Opportunities Managed Risk Fund is designed to provide investors with risk-managed exposure to small and medium capitalization companies. The Opportunities Managed Risk Fund will typically invest in equity securities of domestic small and medium capitalization companies, futures contracts on indices consisting of small and medium capitalization companies (such as the S&P 400 Index and the Russell 2000 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of small and medium capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Opportunities Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Opportunities Managed Risk Fund defines a small capitalization company as one whose market capitalization is generally less than $2 billion. The Opportunities Managed Risk Fund defines a medium capitalization company as one whose market capitalization generally falls within the range of $2 billion to $10 billion.

The Adviser’s allocations among the Opportunities Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Opportunities Managed Risk Fund (the “Milliman Managed Risk Strategy”). The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Opportunities Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the Adviser attempts to generate total return for the Opportunities Managed Risk Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Opportunities Managed Risk Fund. The Opportunities Managed Risk Fund’s exposure to a given type of security will be adjusted based on market conditions. Exposure to the Opportunities Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The Adviser’s use of a managed risk strategy may limit the Opportunities Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the Adviser attempts to generate total return for the Opportunities Managed Risk Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Opportunities Managed Risk Fund. The Opportunities Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Opportunities Managed Risk Fund’s net asset value and performance.

•	Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price and which can have a significant impact on the Opportunities Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Opportunities Managed Risk Fund may not be able to sell the security or otherwise exit the contract in a timely manner).
•	Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
•	Limited History of Operations: The Opportunities Managed Risk Fund has a limited history of operations for investors to evaluate.

•	Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities market risks may affect the value of securities held by the Opportunities Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.
6

•	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•	Underlying Fund Risk: Mutual funds and ETFs in which the Opportunities Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Opportunities Managed Risk Fund. As a result, the cost of investing in the Opportunities Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance: The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Opportunities Managed Risk Fund. The bar chart shows the performance of Class I shares of the Opportunities Managed Risk Fund for the first full calendar year since the Opportunities Managed Risk Fund’s inception. The Average Annual Total Returns table shows how the Opportunities Managed Risk Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Opportunities Managed Risk Fund’s past performance, before and after taxes, is not necessarily an indication of how the Opportunities Managed Risk Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have not yet commenced investment operations no performance information is available at this time.

Class I Shares1

Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 2.92% (for the quarter ended June 30, 2014). The worst performance was (2.65)% (for the quarter ended September 30, 2014).

1.	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses.

Average Annual Total Returns for the periods ended December 31, 2014

	One Year	Life of Fund*
Class I Shares
Return Before Taxes	3.76%	5.30%
Return After Taxes on Distributions(1)	(1.72)%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares	2.52%	1.96%
Class A Shares
Return Before Taxes	3.51%	5.06%
S&P Midcap 400 Index	8.19%	10.17%

*	The Opportunities Managed Risk Fund commenced operations November 25, 2013.
(1)	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Opportunities Managed Risk Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
7

S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation. Investors may not invest in the index directly; unlike the Opportunities Managed Risk Fund's returns, the Index does not reflect any fees or expenses.

Adviser: Milliman Financial Risk Management LLC is the Opportunities Managed Risk Fund’s investment adviser.

Portfolio Managers: Blake Graves and Zack Brown, each a Portfolio Manager of the Adviser, have served as a portfolio managers since the Opportunities Managed Risk Fund commenced operations in 2013.

Purchase and Sale of Fund Shares: You may conduct transactions by mail (Even Keel Opportunities Managed Risk Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha NE 68130), or by telephone at 1-855-754-7939. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in the Opportunities Managed Risk Fund is $2,500 for Class A shares, $1000 for Class C, $1000 for Class F shares, $100,000 for Class I shares, Class R-1 shares and Class R-2 shares do not have an initial investment minimum. There are no minimum subsequent investment requirements. The Opportunities Managed Risk Fund may waive minimum initial investment requirements in its sole discretion.

Tax Information: Dividends and capital gain distributions you receive from the Opportunities Managed Risk Fund, whether you reinvest your distributions in additional Opportunities Managed Risk Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Opportunities Managed Risk Fund through a broker-dealer or other financial intermediary (such as a bank), the Opportunities Managed Risk Fund and its related companies may pay the intermediary for the sale of Opportunities Managed Risk Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Opportunities Managed Risk Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

FUND SUMMARY – EVEN KEEL TRAVELER MANAGED RISK FUND

Investment Objective: The Even Keel Traveler Managed Risk Fund (the “Traveler Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Traveler Managed Risk Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Traveler Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Traveler Managed Risk Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 22 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class F	Class I	Class R-1	Class R-2
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00% (1)	1.00% (2)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None	0.50%	0.10%
Other Expenses (3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses(4)	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.07%	1.82%	1.07%	0.82%	1.32%	0.92%
Fee Waiver(5)	(0.15)%	(0.15)%	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Waiver	0.92%	1.67%	0.92%	0.67%	1.17%	0.77%
(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
(2)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.
(3)	Other expenses are contractually limited to 0.25%.
(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
(5)	Milliman Financial Risk Management LLC, (the “Adviser”) has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.42% of the Traveler Managed Risk Fund’s average daily net assets. This waiver will extend at least until January 31, 2016 for the Traveler Managed Risk Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Traveler Managed Risk Fund to ensure that Other Expenses for the Traveler Managed Risk Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example: This Example is intended to help you compare the cost of investing in the Traveler Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Traveler Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Traveler Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$663	$882	$1,117	$1,793
Class C	$270	$558	$971	$2,125
Class F	$94	$325	$576	$1,292
Class I	$68	$247	$440	$1,000
Class R-1	$119	$404	$709	$1,577
Class R-2	$79	$278	$495	$1,118
9

Portfolio Turnover: The Traveler Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Traveler Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Traveler Managed Risk Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover was 155% of the average value of the portfolio.

Principal Investment Strategies: The Traveler Managed Risk Fund is designed to provide investors with risk-managed exposure to securities of companies in foreign developed markets. The Traveler Managed Risk Fund will typically invest in equity securities of foreign developed market companies, futures contracts on indices consisting of foreign developed market companies (such as the FTSE 100 Index, the Eurostoxx 50 Index, the Nikkei 225 Index, and the FTSE Developed ex North America Index), mutual funds or exchange-traded funds (“ETFs”) that track an index consisting of foreign developed market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Traveler Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Traveler Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Traveler Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Traveler Managed Risk Fund’s investments. The Traveler Managed Risk Fund defines a foreign developed market company as one that is listed on the FTSE 100 Index, the Eurostoxx 50 Index, the Nikkei 225 Index, or the FTSE Developed ex North America.

The Adviser’s allocations among the Traveler Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Traveler Managed Risk Fund (the “Milliman Managed Risk Strategy”). The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Traveler Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Traveler Managed Risk Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Traveler Managed Risk Fund. The Traveler Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Traveler Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The Adviser’s use of a managed risk strategy may limit the Traveler Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the Adviser attempts to generate total return for the Traveler Managed Risk Fund while reducing risk over the long term. The Adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Traveler Managed Risk Fund. The Traveler Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Traveler Managed Risk Fund’s net asset value and performance.

•	Currency Risk: If the Traveler Managed Risk Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Traveler Managed Risk Fund’s investments in foreign currency-denominated securities may reduce the Traveler Managed Risk Fund’s returns.
•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•	Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Traveler Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Traveler Managed Risk Fund’s share price and which can have a significant impact on the Traveler Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).
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•	Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
•	Limited History of Operations: The Traveler Managed Risk Fund has a limited history of operations for investors to evaluate.
•	Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Traveler Managed Risk Fund invests or sells short may prove to be incorrect and may not produce the desired results.

•	Market Risk: Overall securities market risks may affect the value of securities held by the Traveler Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

•	Underlying Fund Risk: Mutual funds and ETFs in which the Traveler Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Traveler Managed Risk Fund. As a result, the cost of investing in the Traveler Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance: The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Traveler Managed Risk Fund. The bar chart shows the performance of Class I shares of the Traveler Managed Risk Fund for the first full calendar year since the Traveler Managed Risk Fund’s inception. The Average Annual Total Returns table shows how the Traveler Managed Risk Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Traveler Managed Risk Fund’s past performance, before and after taxes, is not necessarily an indication of how the Traveler Managed Risk Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have not yet commenced investment operations no performance information is available at this time.

Class I Shares1

Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 3.48% (for the quarter ended June 30, 2014). The worst performance was (5.46)% (for the quarter ended September 30, 2014).

1.	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses.

11

Average Annual Total Returns for the periods ended December 31, 2014

	One Year	Life of Fund*
Class I Shares
Return Before Taxes	(8.07)%	(6.02)%
Return After Taxes on Distributions(1)	(9.57)%	(7.43)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.53)%	(5.18)%
Class A Shares
Return Before Taxes	(8.10)%	(6.05)%
FTSE Developed Markets Ex North America Index	(4.85)%	(2.79)%
*	The Traveler Managed Risk Fund commenced operations November 25, 2013.
1.	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The FTSE Developed Markets ex North America Index is a market-capitalization-weighted index representing the performance of large and mid-capitalization stocks in developed markets, excluding the U.S. and Canada. Investors may not invest in the index directly; unlike the Traveler Managed Risk Fund's returns, the Index does not reflect any fees or expenses.

Adviser: Milliman Financial Risk Management LLC is the Traveler Managed Risk Fund’s investment adviser.

Portfolio Managers: Blake Graves and Zack Brown, each a Portfolio Manager of the adviser, have served as a portfolio managers since the Traveler Managed Risk Fund commenced operations in 2013.

Purchase and Sale of Fund Shares: You may conduct transactions by mail (Even Keel Traveler Managed Risk Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha NE 68130), or by telephone at 1-855-754-7939. Investors who wish to purchase or redeem Traveler Managed Risk Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in the Traveler Managed Risk Fund is $2,500 for Class A shares, $1000 for Class C, $1000 for Class F shares, $100,000 for Class I shares, Class R-1 shares and Class R-2 shares do not have an initial investment minimum. There are no minimum subsequent investment requirements. The Traveler Managed Risk Fund may waive minimum initial investment requirements in its sole discretion.

Tax Information: Dividends and capital gain distributions you receive from the Traveler Managed Risk Fund, whether you reinvest your distributions in additional Traveler Managed Risk Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Traveler Managed Risk Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Traveler Managed Risk Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

FUND SUMMARY – EVEN KEEL EXPLORER MANAGED RISK FUND

Investment Objective: The Even Keel Explorer Managed Risk Fund (the “Explorer Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Explorer Managed Risk Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Explorer Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Explorer Managed Risk Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 22 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class F	Class I	Class R-1	Class R-2
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00% (1)	1.00% (2)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	None	0.50%	0.10%
Other Expenses (3)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses(4)	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expense	1.11%	1.86%	1.11%	0.86%	1.36%	0.96%
Fee Waiver(5)	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses	1.06%	1.81%	1.06%	0.81%	1.31%	0.91%
(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
(2)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.
(3)	Other expenses are contractually limited to 0.25%.
(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
(5)	Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Explorer Managed Risk Fund to ensure that Other Expenses for the Explorer Managed Risk Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example: This Example is intended to help you compare the cost of investing in the Explorer Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Explorer Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Explorer Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$677	$903	$903	$1,845
Class C	$284	$580	$1,001	$2,176
Class F	$108	$348	$607	$1,347
Class I	$83	$269	$472	$1,056
Class R-1	$133	$426	$740	$1,631
Class R-2	$93	$301	$526	$1,173
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Portfolio Turnover: The Explorer Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Explorer Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Explorer Managed Risk Fund’s performance. During the most recent fiscal year end, the Explorer Managed Risk Fund’s portfolio turnover was 155% of the average value of the portfolio.

Principal Investment Strategies: The Explorer Managed Risk Fund is designed to provide investors with risk-managed exposure to securities of companies in emerging markets. The Explorer Managed Risk Fund will typically invest in equity securities of emerging market companies, futures contracts on indices consisting of emerging market companies (such as the MSCI Emerging Markets Index and the FTSE Emerging Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of emerging market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Explorer Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Explorer Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Explorer Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Explorer Managed Risk Fund’s investments. The Explorer Managed Risk Fund defines an emerging market company as one that is listed on the MSCI Emerging Markets Index and the FTSE Emerging Index.

The Adviser’s allocations among the Explorer Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Explorer Managed Risk Fund (the “Milliman Managed Risk Strategy”). The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Explorer Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Explorer Managed Risk Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Explorer Managed Risk Fund. The Explorer Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Explorer Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The Adviser’s use of a managed risk strategy may limit the Explorer Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the Adviser attempts to generate total return for the Explorer Managed Risk Fund while reducing risk over the long term. The Adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Explorer Managed Risk Fund. The Explorer Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Currency Risk: If the Explorer Managed Risk Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Explorer Managed Risk Fund’s investments in foreign currency-denominated securities may reduce the Explorer Managed Risk Fund’s returns.

•	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Explorer Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the
14

Explorer Managed Risk Fund’s share price and which can have a significant impact on the Explorer Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Explorer Managed Risk Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

•	Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
•	Limited History of Operations: The Explorer Managed Risk Fund has a limited history of operations for investors to evaluate.
•	Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities market risks may affect the value of securities held by the Explorer Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.
•	Underlying Fund Risk: Mutual funds and ETFs in which the Explorer Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Explorer Managed Risk Fund. As a result, the cost of investing in the Explorer Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance: The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Explorer Managed Risk Fund. The bar chart shows the performance of Class I shares of the Explorer Managed Risk Fund for the first full calendar year since the Explorer Managed Risk Fund’s inception. The Average Annual Total Returns table shows how the Explorer Managed Risk Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Explorer Managed Risk Fund’s past performance, before and after taxes, is not necessarily an indication of how the Explorer Managed Risk Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939. Because Class C shares, Class F shares, Class R-1 shares and Class R-2 shares have not yet commenced investment operations no performance information is available at this time.

Class I Shares1

Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 4.65% (for the quarter ended June 30, 2014). The worst performance was (2.75)% (for the quarter ended December 31, 2014).

1.	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses.

15

Average Annual Total Returns for the periods ended December 31, 2014

	One Year	Life of Fund*
Class I Shares
Return Before Taxes	(1.15)%	(0.69)%
Return After Taxes on Distributions(1)	(4.53)%	(3.78)%
Return After Taxes on Distributions and Sale of Fund Shares	(0.64)%	(1.90)%
Class A Shares
Return Before Taxes	(1.33)%	(0.85)%
FTSE Emerging Markets Index	1.24%	0.37%
*	The Explorer Managed Risk Fund commenced operations November 23, 2013.
(1)	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Explorer Managed Risk Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The FTSE Emerging Markets Index is a market-capitalization-weighted index representing large and mid-cap stocks of companies located in emerging markets around the world. Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Adviser: Milliman Financial Risk Management LLC is the Explorer Managed Risk Fund’s investment adviser.

Portfolio Managers: Blake Graves and Zack Brown, each a Portfolio Manager of the Adviser, have served as a portfolio managers since the Explorer Managed Risk Fund commenced operations in 2013.

Purchase and Sale of Fund Shares: You may conduct transactions by mail (Even Keel Explorer Managed Risk Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha NE 68130), or by telephone at 1-855-754-7939. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in the Explorer Managed Risk Fund is $2,500 for Class A shares, $1000 for Class C, $1000 for Class F shares, $100,000 for Class I shares, Class R-1 shares and Class R-2 shares do not have an initial investment minimum. There are no minimum subsequent investment requirements. The Explorer Managed Risk Fund may waive minimum initial investment requirements in its sole discretion.

Tax Information: Dividends and capital gain distributions you receive from the Explorer Managed Risk Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Explorer Managed Risk Fund through a broker-dealer or other financial intermediary (such as a bank), the Explorer Managed Risk Fund and its related companies may pay the intermediary for the sale of Explorer Managed Risk Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective

Each of the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Travelers Managed Risk Fund and Even Keel Explorer Managed Risk Fund (each, a “Fund” and collectively, the “Funds”) investment objective may be changed without shareholder approval by the Funds' Board of Trustees upon 60 days’ written notice to shareholders. Each Fund seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Principal Investment Strategies

Even Keel Managed Risk Fund

The Managed Risk Fund is designed to provide investors with risk-managed exposure to large capitalization companies. The Managed Risk Fund will typically invest in equity securities of domestic large capitalization companies, futures contracts on indices consisting of large capitalization companies (such as the S&P 500 Index), mutual funds or ETFs that track an index consisting of large capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Managed Risk Fund’s investments. The Managed Risk Fund defines a large capitalization company as one whose market capitalization generally exceeds $10 billion.

Even Keel Opportunities Managed Risk Fund

The Opportunities Managed Risk Fund is designed to provide investors with risk-managed exposure to small and medium capitalization companies. The Opportunities Managed Risk Fund will typically invest in equity securities of domestic small and medium capitalization companies, futures contracts on indices consisting of small and medium capitalization companies (such as the S&P 400 Index and the Russell 2000 Index), mutual funds or ETFs that track an index consisting of small and medium capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Opportunities Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Opportunities Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Opportunities Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Opportunities Managed Risk Fund’s investments. The Opportunities Managed Risk Fund defines a small capitalization company as one whose market capitalization is generally less than $2 billion. The Opportunities Managed Risk Fund defines a medium capitalization company as one whose market capitalization generally falls within the range of $2 billion to $10 billion.

Even Keel Traveler Managed Risk Fund

The Traveler Managed Risk Fund is designed to provide investors with risk-managed exposure to securities of companies in foreign developed markets. The Traveler Managed Risk Fund will typically invest in equity securities of foreign developed market companies, futures contracts on indices consisting of foreign developed market companies (such as the FTSE 100 Index, the Eurostoxx 50 Index, the Nikkei 225 Index, and the FTSE Developed ex North America), mutual funds or ETFs that track an index consisting of foreign developed market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Traveler Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Traveler Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Traveler Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Traveler Managed Risk Fund’s investments. The Traveler Managed Risk Fund defines a foreign developed market company as one that is listed on the FTSE 100 Index, the Eurostoxx 50 Index. the Nikkei 225 Index or the FTSE Developed ex North America.

Even Keel Explorer Managed Risk Fund

The Explorer Managed Risk Fund is designed to provide investors with risk-managed exposure to securities of companies in emerging markets. The Explorer Managed Risk Fund will typically invest in equity securities of emerging market companies, futures contracts on indices consisting of emerging market companies (such as the MSCI Emerging Markets Index and the FTSE Emerging Index), mutual funds or ETFs that track an index consisting of emerging market companies, futures contracts on U.S.

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Treasuries, currency futures and cash and cash equivalents. The Explorer Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Explorer Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Explorer Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Explorer Managed Risk Fund’s investments. The Explorer Managed Risk Fund defines an emerging market company as one that is listed on the MSCI Emerging Markets Index or the FTSE Emerging Index.

Milliman Managed Risk StrategyTM

In addition to the actively managed portfolio, the adviser utilizes a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, in an effort to manage risk within each Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining a Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Funds consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in a Fund. A Fund’s exposure to a given type of security will be adjusted based on market conditions. Exposure to a Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit a Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Funds while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Risks of Investing in the Funds

Before investing in a Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The following risks may apply to each Fund’s direct investments as well as a Fund’s indirect risks through investing in Underlying Funds.

•	Currency Risk (Traveler Managed Risk and Explorer Managed Risk Funds only): The Fund’s investments in foreign currency denominated securities will subject the Fund to currency trading risks that include market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.
•	Emerging Market Risk (Explorer Managed Risk Fund only): The Underlying Funds in which the Fund invests may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.
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•	Foreign Investment Risk (Traveler Managed Risk and Explorer Managed Risk Funds only): To the extent the Underlying Funds invest in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the adviser's ability to assess such risk than if the Fund invested solely in more developed countries.
•	Futures Risk (All Funds): A Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. Theoretically, a Fund's loss could be unlimited. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures hedging strategy adopted will succeed.
•	Index Risk (All Funds): If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.
•	Limited History of Operations (All Funds): The Fund has a limited history of operation for investors to evaluate.
•	Management Risk (All Funds): The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.
•	Market Risk (All Funds): The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.
•	Small and Medium Capitalization Company Risk (Opportunities Managed Risk Fund only): Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies
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and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

•	Underlying Funds Risk (All Funds): The Fund invests in ETFs and mutual funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Fund to lose money if the value of a security sold short by the Fund, or an Underlying Fund in which the Fund invests, does not go down as the adviser expects. Additional risks of investing in ETFs and mutual funds, where noted, are described below:
o	ETF Tracking Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs' ability to track their applicable indices.
o	Leveraging Risk: The use of leverage by the Underlying Funds, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Underlying Fund's gains or losses. During periods in which an Underlying Fund is utilizing financial leverage, the fees which are payable to its adviser as a percentage of the Underlying Fund's assets may be higher than if the Underlying Fund did not use leverage, because the fees are calculated as a percentage of the Underlying Fund's assets, including those purchased with leveraging.
o	Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.
o	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.
o	Mutual Fund Risk: The strategy of investing in Underlying Funds that are mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the adviser considers optimal. The Fund intends to purchase mutual funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase mutual funds that charge a sales load upon redemption, but the Fund may purchase mutual funds that have an early redemption fee similar to the Fund’s. In the event that a mutual fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund. Mutual funds whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the mutual fund's outstanding shares during any period of less than 30 days. Shares held by the Fund in excess of 1% of a mutual fund's outstanding shares therefore, may be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund's total assets. This liquidity risk is reduced, however, as many of the mutual funds in which the Fund may invest have a policy of not taking advantage of this 1% threshold and, in fact, go so far as to encourage frequent purchases and redemptions of any size. In addition, certain mutual funds have exemptive orders in place that allow the Fund to own up to 25% of the assets of said fund. When the Fund focuses its investments in certain mutual funds, the Fund’s portfolio will have a risk profile for such investments that will correspond to that of such mutual funds and Management Risk, described above, increases proportionately.
o	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

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Temporary Investments

To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Information

A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

Management of the Funds

The Adviser

Milliman Financial Risk Management LLC, 71 S. Wacker Dr., 31st Floor, Chicago, IL 60606, serves as investment adviser to the Funds (the “Adviser”). Subject to the authority of the Board of Trustees, the adviser is responsible for management of the Funds' investment portfolio. The adviser is responsible for selecting the Funds' investments according to the Funds’ investment objective, policies and restrictions. The adviser was established in 1998, and also advises other investment companies, insurance companies, financial institutions, other pooled investment vehicles in addition to the Funds. As of December 31, 2014, the Adviser had approximately $9.3 billion in advised or sub-advised assets under management. The Adviser is a wholly owned subsidiary of Milliman, Inc.

Pursuant to an advisory agreement between the Funds and the adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.52% of each Fund’s average daily net assets. The Adviser has contractually agreed to waive its fees, until January 31, 2016, to ensure that the annual advisory fee will not exceed 0.47%, 0.42% and 0.42% of the average daily net assets of the Managed Risk Fund, Opportunities Managed Risk Fund and Traveler Managed Risk Fund, respectively.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement will be available in the Funds’ semi-annual or annual shareholder report.

Portfolio Managers

Each Fund is managed on a day to day basis by Blake Graves and Zack Brown. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

Blake Graves

Blake is a portfolio manager at Milliman Financial Risk Management LLC and a member of the Portfolio Management Team. He holds the Financial Risk Manager designation from the Global Association of Risk Professionals and he has an MBA with a concentration in finance from DePaul University. Blake’s responsibilities include evaluating the performance of mutual funds and ETFs and management of the asset allocation process. Blake has experience in implementing the Milliman Managed Risk StrategyTM in the U.S. and in international markets.

Zack Brown

Zack is a portfolio manager at Milliman Financial Risk Management LLC and a member of the Portfolio Management Team. He earned his BA degree from the Northwestern University in 2009. Zack holds the Chartered Financial Analyst® (CFA) designation, and is a FRM-certified member of the Global Association of Risk Professionals (GARP). Zack leads a team that is responsible for the daily operational processes related to implementing the Milliman Managed Risk Strategy™ for live client portfolios.

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Shareholder Information

Choosing a Share Class

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares. The Fund has registered six classes of shares –Class A shares, Class C shares, Class F shares, Class I shares, Class R-1 shares and Class R-2 shares. Class C, Class R-1 and Class R-2 have not yet commenced operations The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

  Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee. Class A shares are generally offered through financial intermediary platforms, including, but not limited to, traditional brokerage platforms.
  Class C shares are sold at NAV without an initial sales charge but are subject to a 1.00% Rule 12b-1 distribution and servicing fee. Class C shares are generally offered through financial intermediary platforms, including, but not limited to, traditional brokerage platforms
  Class F shares are sold at NAV without an initial sales charge but are subject to a 0.40% Rule 12b-1 distribution and servicing fee. Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the Fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the Fund’s distributor.
  Class I shares are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class I shares are generally offered through transaction fee platforms and other financial intermediary platforms, including, but not limited to, asset allocation, mutual fund wrap, or other discretionary and non-discretionary fee-based investment advisory programs, as well as directly from the Fund’s distributor.
  Class R-1 shares are sold at NAV without an initial sales charge but are subject to a 0.50% Rule 12b-1 distribution and servicing fee. Class R-1 shares are generally offered through no transaction fee (“NTF”) platforms and other financial intermediary platforms, including, but not limited to, asset allocation, mutual fund wrap, or other discretionary and non-discretionary fee-based investment advisory programs, as well as directly from the Fund’s distributor.
  Class R-2 shares are sold at NAV without an initial sales charge but are subject to a 0.10% Rule 12b-1 distribution and servicing fee. Class R-2 shares are generally offered through no transaction fee (“NTF”) platforms and other financial intermediary platforms, including, but not limited to, asset allocation, mutual fund wrap, or other discretionary and non-discretionary fee-based investment advisory programs, as well as directly from the Fund’s distributor.

The share classes may also be subject to different minimum initial investment requirements or minimum subsequent investment requirements. The Fund may waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

More About Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The minimum initial investment in Class A shares of the Fund is $2,500. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The Funds reserve the right to waive sales charges at its discretion. The following sales charges apply to your purchases of Class A shares of a Fund:

Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	4.00%	4.16%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.00%
$500,000 but less than $1,000,000	2.00%	1.78%	1.50%
$1,000,000 or more	0.00%(2)	0.00%	1.00%
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
(2)	Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of the commissions paid on the shares redeemed. In addition, a CDSC of up to 1.00% of the purchase price will be charged to the shareholders who received a sales charge waiver and then redeem their shares within one year after purchase. This CDSC will be based on the cost of the shares.
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Reducing Your Sales Charge. You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s distributor, Northern Lights Distributors, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $50,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of a Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

  Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);
  Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;
  Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Waiving Your Class A Sales Charge. The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Current and retired directors and officers of a Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.
  Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
  Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.
  Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
  Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisers).
  Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
  Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
  Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.
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Each Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”). A CDSC of up to 1.00% of the purchase price will be charged to the shareholders who received a sales charge waiver and then redeem their shares within one year after purchase. This CDSC will be based on the cost of the shares.

The Funds also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Further information regarding the Funds’ sales charges, breakpoints and waivers is available free of charge upon request.

More About Class C Shares

Class C shares of a Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the original cost of the Class C shares being redeemed and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

The minimum initial investment in Class C shares of the Fund is $1000.

More About Class F Shares

Class F shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class F shares are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class F shares. The minimum initial investment in Class F shares of the Fund is $1000.

More About Class I Shares

Class I shares may be purchased without the imposition of any sales charges. Each Fund offers Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs financial intermediaries have made arrangements with the Funds and are authorized to buy and sell shares of the Funds that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. Class I shares are sold at NAV without an initial sales charge, and are not subject to 12b-1 distribution fees. The minimum initial investment in Class I shares of the Fund is $100,000.

More About Class R-1 Shares

Class R-1 shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class R-1 shares are subject to 12b-1 distribution fees of up to 0.50% of the average daily net assets of Class R-1 shares. Class R-1 shares do not have an initial investment minimum.

More About Class R-2 Shares

Class R-2 shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class R-2 shares are subject to 12b-1 distribution fees of up to 0.10% of the average daily net assets of Class R-2 shares. Class R-2 shares do not have an initial investment minimum.

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Share Price

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of the Class I shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

How to Purchase Shares

Each Fund offers six classes of shares so that you can choose the class that best suits your investment needs: Class A, Class C, Class F, Class I, Class R-1 and Class R-2 shares. The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Fund represents an interest in the same portfolio of investments in the Fund. Not all share classes may be available for purchase in all states.

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Purchase by Mail: You may purchase shares of a Fund by mail by sending a completed application form to the following address:

via Regular Mail

Even Keel Managed Risk Fund,

Even Keel Opportunities Managed Risk Fund,

Even Keel Traveler Managed Risk Fund, and

Even Keel Explorer Managed Risk Fund

c/o Gemini Fund Services, LLC

PO Box 541150

Omaha, Nebraska 68154

via Overnight Mail

Even Keel Managed Risk Fund,

Even Keel Opportunities Managed Risk Fund,

Even Keel Traveler Managed Risk Fund, and

Even Keel Explorer Managed Risk Fund

c/o Gemini Fund Services, LLC

17605 Wright Street

Omaha, Nebraska 68130

Anti-Money Laundering Program: The USA PATRIOT Act requires financial institutions, including each Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist each Fund in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-855-754-7939.

Purchase through Brokers: You may invest in a Fund through brokers or agents who have entered into selling agreements with each Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in a Fund, please call the Fund at 1-855-754-7939 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. Each Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

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Automatic Investment Plan: You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $50 on specified days of each month into your established Fund account. Please contact the Funds at 1-855-754-7939 for more information about a Fund’s Automatic Investment Plan.

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Even Keel Managed Risk Fund,” or “Even Keel Opportunities Managed Risk Fund,” or “Even Keel Traveler Managed Risk Fund,” or “Even Keel Explorer Managed Risk Fund.” The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after a Fund receives your application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•the name of the Fund and share class

•the dollar amount of shares to be purchased

•a completed purchase application or investment stub check payable to the “Even Keel Managed Risk Fund,” or “Even Keel Opportunities Managed Risk Fund,” or “Even Keel Traveler Managed Risk Fund,” or “Even Keel Explorer Managed Risk Fund

Retirement Plans: You may purchase shares of a Fund for your individual retirement plans. Please call the Funds at 1-855-754-7939 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

How to Redeem Shares

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via Regular Mail

Even Keel Managed Risk Fund,

Even Keel Opportunities Managed Risk Fund,

Even Keel Traveler Managed Risk Fund, and

Even Keel Explorer Managed Risk Fund

c/o Gemini Fund Services, LLC

PO Box 541150

Omaha, Nebraska 68154

via Overnight Mail

Even Keel Managed Risk Fund,

Even Keel Opportunities Managed Risk Fund,

Even Keel Traveler Managed Risk Fund, and

Even Keel Explorer Managed Risk Fund

c/o Gemini Fund Services, LLC

17605 Wright Street

Omaha, Nebraska 68130

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-855-754-7939. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

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Each Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $50 on specified days of each month into your established bank account. Please contact the Funds at 1-855-754-7939 for more information about the Funds’ Automatic Withdrawal Plan.

Redemptions in Kind: Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of the Fund’s assets. The securities will be chosen by a Fund and valued under the Fund’s net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:
• The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;
• The request must identify your account number;
• The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
• If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with a Fund;
•	you request that a redemption be mailed to an address other than that on record with a Fund;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.
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Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in a Fund falls below $250, the Funds may notify you that, unless the account is brought up to at least $250 within 60 days of the notice; your account could be closed. After the notice period, a Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below $250 due to a decline in NAV.

Redemption Fee

Each Fund will deduct a 1% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase or shares held less than 60 days are redeemed for failure to maintain the Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 1% redemption fee.

Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

  Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
  Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
  Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
  Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
  Involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or
  Redemptions or exchanges due to the death or disability of a shareholder, pursuant to a qualified domestic relations order or divorce decree, or similar situations where the Fund, in its discretion, believes it is appropriate in the circumstances.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Tools to Combat Frequent Transactions

Each Fund discourages and does not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting a Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Each Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, a Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. Each Fund currently uses several methods to reduce the risk of market timing. These methods include:

  Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;”
  Rejecting or limiting specific purchase requests; and
  Charging a 1% redemption charge if shares are held less than 30 days.
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Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, a Fund seeks to make judgments and applications that are consistent with the interests of a Fund’s shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of a Fund.

Each Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither a Fund nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with a Fund.

Although a Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that a Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund. While a Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in a Fund, the Funds are limited in its ability to monitor the trading activity or enforce a Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with a Fund have agreed to provide shareholder transaction information to the extent known to the broker to a Fund upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, a Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Householding. To reduce expenses, the Fund mails only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-754-7939 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

Shares of one of the Class of the Fund will not be exchangeable for shares of other Classes.

Distribution of Fund Shares

The Distributor

Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the shares of a Fund. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of a Fund are offered on a continuous basis.

Distribution and Shareholder Servicing (12b-1) Plans. The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, Class C, Class F, Class R-1 and Class R-2 shares of the Funds (each a “Plan” and collectively, the “Plans”), pursuant to which the Funds may pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses of 0.25%, 1.00%, 0.50% and 0.10% of the Fund's average daily net assets attributable to Class A, Class C, Class F, Class R-1 and Class R-2 shares, respectively. There is no Plan for Class I shares.

The Fund's distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid

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pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries

Each Fund’s distributor, its affiliates, and the Fund’s adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of a Fund or assist in the marketing of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services a Fund’s shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Distributions and Taxes

Tax Status, Dividends and Distributions

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of its net investment income quarterly and net capital gains annually in December. Both distributions will be reinvested in shares of a Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year a Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires a Fund to withhold a percentage of any dividend, redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. Each Fund is required to withhold taxes if a number is not delivered to a Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning a Fund’s shares.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by BBD, LLP whose report, along with each Fund’s financial statements, are included in the Funds’ September 30, 2014 annual report, which is available at no charge upon request.

Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
Class A
Period Ended
September 30, 2014 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments and futures contracts	0.34
Total from investment operations	0.42

Less distributions from:
Net investment income	(0.07)

Net asset value, end of period	$ 10.35

Total return (3)(4)	4.21%

Net assets, at end of period (000s)	$ 325

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.97%
Ratio of net expenses to average net assets (6)(7)	0.92%
Ratio of net investment income to average net assets (6)(7)(8)	0.93%
Portfolio Turnover Rate (4)	89%

(1) The Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
Class I
Period Ended
September 30, 2014 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.10
Net realized and unrealized gain on investments and futures contracts	0.33
Total from investment operations	0.43

Less distributions from:
Net investment income	(0.08)

Net asset value, end of period	$ 10.35

Total return (3)(4)	4.34%

Net assets, at end of period (000s)	$ 3,484

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.72%
Ratio of net expenses to average net assets (6)(7)	0.67%
Ratio of net investment income to average net assets (6)(7)(8)	1.17%
Portfolio Turnover Rate (4)	89%

(1) The Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.
(6) Annualized for periods less than one full year.
(7) Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
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Opportunities Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
Class A
Period Ended
September 30, 2014 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment loss (2)	(0.08)
Net realized and unrealized gain on investments and futures contracts	0.36
Total from investment operations	0.28

Net asset value, end of period	$ 10.28

Total return (3)(4)(5)	2.80%

Net assets, at end of period (000s)	$ 225

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	0.97%
Ratio of net expenses to average net assets (7)(8)	0.90%
Ratio of net investment loss to average net assets (7)(8)(9)	(0.90)%
Portfolio Turnover Rate (4)	244

(1) The Opportunities Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Had the Adviser not reimbursed the Fund for losses incurred as a result of exiting futures position in order to comply with the Adviser’s trade error policy, total return would have been 0.40% (see note 4 of the Annual Report dated September 30, 2014).
(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.
(7) Annualized for periods less than one full year.
(8) Does not include the expenses of other exchange traded funds in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
34

Opportunities Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
Class I
Period Ended
September 30, 2014 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized gain on investments and futures contracts	0.35
Total from investment operations	0.30

Net asset value, end of period	$ 10.30

Total return (3)(4)(5)	3.00%

Net assets, at end of period (000s)	$ 486

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	0.72%
Ratio of net expenses to average net assets (7)(8)	0.65%
Ratio of net investment loss to average net assets (7)(8)(9)	(0.62)%
Portfolio Turnover Rate (4)	244%

(1) The Opportunities Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Had the Adviser not reimbursed the Fund for losses incurred as a result of exiting futures position in order to comply with the Adviser’s trade error policy, total return would have been 0.60% (see note 4 of the Annual Report dated September 30, 2014)
(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.
(7) Annualized for periods less than one full year.
(8) Does not include the expenses of other exchange traded funds in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

35

Explorer Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
Class A
Period Ended
September 30, 2014 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.34
Net realized and unrealized loss on investments and futures contracts (3)	(0.14)
Total from investment operations	0.20

Less distributions from:
Net investment income	(0.15)

Net asset value, end of period	$ 10.05

Total return (4)(5)(6)	1.97%

Net assets, at end of period (000s)	$ 122

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)(9)	0.97%
Ratio of net expenses to average net assets (8)(9)	0.97%
Ratio of net investment income to average net assets (8)(9)(10)	3.79%
Portfolio Turnover Rate (4)	155%

(1) The Explorer Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(5)	Not annualized.
(6)	Had the Adviser not reimbursed the Fund for losses incurred as a result of exiting futures position in order to comply with the Adviser’s trade error policy, total return would have been 1.76% (see note 4 of the Annual Report dated September 30, 2014).
(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.
(8)	Annualized for periods less than one full year.
(9)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

36

Explorer Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
Class I
Period Ended
September 30, 2014 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.20
Net realized and unrealized gain on investments and futures contracts	0.01
Total from investment operations	0.21

Less distributions from:
Net investment income	(0.17)

Net asset value, end of period	$ 10.04

Total return (3)(4)(5)	2.04%

Net assets, at end of period (000s)	$ 892

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	0.72%
Ratio of net expenses to average net assets (7)(8)	0.72%
Ratio of net investment income to average net assets (7)(8)(9)	2.37%
Portfolio Turnover Rate (5)	155%

(1) The Explorer Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, investment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Had the Adviser not reimbursed the Fund for losses incurred as a result of exiting futures position in order to comply with the Adviser’s trade error policy, total return would have been 1.74% (see note 4 of the Annual Report dated September 30, 2014).
(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.
(7) Annualized for periods less than one full year.
(8) Does not include the expenses of other exchange traded funds in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
37

Traveler Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
Class A
Period Ended
September 30, 2014 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.27
Net realized and unrealized loss on investments and futures contracts	(0.66)
Total from investment operations	(0.39)

Capital contribution by adviser	(0.09)

Less distributions from:
Net investment income	(0.12)

Net asset value, end of period	$ 9.58

Total return (3)(4)(5)(6)	(3.04)%

Net assets, at end of period (000s)	$ 105

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)(9)	0.97%
Ratio of net expenses to average net assets (8)(9)	0.88%
Ratio of net investment income to average net assets (8)(9)(10)	3.17%
Portfolio Turnover Rate (4)	155%

(1) The Traveler Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	The Adviser made a voluntary capital contribution due to trading error. If the capital contribution had not been made, the total return would have been (4.85)%.
(6)	Had the Adviser not reimbursed the Fund for losses incurred as a result of exiting futures position in order to comply with the Adviser’s trade error policy, total return would have been (3.94)% (see note 4 of the Annual Report dated September 30, 2014).
(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.
(8) Annualized for periods less than one full year.
(9) Does not include the expenses of other exchange traded funds in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

38

Traveler Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
Class I
Period Ended
September 30, 2014 (1)

Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.28
Net realized and unrealized loss on investments and futures contracts	(0.66)
Total from investment operations	(0.38)

Capital Contribution by adviser	0.09

Less distributions from:
Net investment income	(0.21)

Net asset value, end of period	$ 9.50

Total return (3)(4)(5)(6)	(2.97)%

Net assets, at end of period (000s)	$ 759

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)(9)	0.72%
Ratio of net expenses to average net assets (8)(9)	0.65%
Ratio of net investment income to average net assets (8)(9)(10)	3.29%
Portfolio Turnover Rate (4)	155%

(1) The Traveler Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	The Adviser made a voluntary capital contribution due to trading error. If the capital contribution had not been made, the total return would have been (4.79)%.
(6)	Had the Adviser not reimbursed the Fund for losses incurred as a result of exiting futures position in order to comply with the Adviser’s trade error policy, total return would have been (3.88)% (see note 4 of the Annual Report dated September 30, 2014).
(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Adviser.
(8) Annualized for periods less than one full year.
(9) Does not include the expenses of other exchange traded funds in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

39

Privacy Policy

Revised April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-402-493-4603

40

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•        sharing for affiliates’ everyday business purposes—information about your creditworthiness

•        affiliates from using your information to market to you

•        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•        CLS Investments, LLC

•        NorthStar Financial Services Group, LLC

•        NorthStar Holdings, LLC

•        Gemcom, LLC

•        Gemini Fund Services, LLC

•        Gemini Alternative Funds, LLC

•        Gemini Hedge Fund Services, LLC

•        Northern Lights Compliance Services, LLC

•        Northern Lights Distributors, LLC

•        Orion Advisor Services, LLC

•        Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.
41

Investment Adviser

Milliman Financial Risk Management LLC

71 S Wacker Drive, 31st Floor

Chicago, Illinois, 60606

Independent Registered Public Accounting Firm

BBD LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Legal Counsel

Alston & Bird, LLP

950 F Street NW

Washington, D.C. 20004

Custodian

MUFG Union Bank, National Association

400 California Street

San Francisco, CA 94104

Transfer Agent, Fund Accountant and Fund Administrator

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

42

Even Keel Managed Risk Fund

Even Keel Opportunities Managed Risk Fund

Even Keel Traveler Managed Risk Fund

Even Keel Explorer Managed Risk Fund

each a series of Northern Lights Funds Trust II

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about each Fund’s investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about a Fund, or to make shareholder inquiries about a Fund, please call 1-855-754-7939 or visit www.EvenKeelInvestments.com. You may also write to:

Even Keel Managed Risk Fund

Even Keel Opportunities Managed Risk Fund

Even Keel Traveler Managed Risk Fund

Even Keel Explorer Managed Risk Fund

c/o Gemini Fund Services, LLC

17605 Wright Street

Omaha, Nebraska 68130

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22549)